Acquisition (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Purchase price	$ 4,330,311
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	1 year
Purchase price	$ 45,996
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	10 years
Purchase price	$ 4,284,315